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2014 FEB 25 PM 2:23

SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

14015002

4. Name of Underlying Instrument:

S&P Emerging Markets Domestic Demand Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

EMDD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Bangkok, Mexico City, Johannesburg, Indonesia Stock Exchange, Kuala Lumpur, Istanbul, Hong Kong, Bombay, NASDAQ Stock Market, London

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet L. McGinness

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet McGinness

February 20, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 25 2014

SEC 2449 (1/99)